INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
INVESTMENTS
Schedule of long-term investments

	2014	2015
	RMB	RMB

Held to maturity investment
Long-term time deposit	—	1,020,425,292

Available-for-sale investments
Tujia	—	2,876,749,196
LY.com	1,547,844,523	1,745,309,616
Hanting	898,828,511	1,116,231,309
eHi	535,024,052	793,869,127
Easy Go	627,905,501	527,301,676
Tuniu	216,690,294	430,659,093
Others	207,514,062	316,742,816

Equity method investments
eLong	—	2,632,145,397
Homeinns	902,964,928	961,773,378
Others	169,902,835	461,048,432

Cost method investments	212,081,741	988,268,166

Total net book value	5,318,756,447	13,870,523,498

Schedule of financial information of investees

	Year ended December 31,
	2013	2014	2015
	Equity investments	Equity investments	Qunar	Other equity investments
Operating data:
Revenue	6,209,097,961	6,667,675,419	841,814,520	7,069,224,177
Gross profit	995,803,159	1,280,767,842	537,240,212	1,581,396,551
Income/(loss) from operations	454,747,888	646,012,004	(4,792,664,736)	(20,961,158)
Net income/(loss)	190,462,888	446,181,771	(4,917,200,749)	(189,461,030)
Net income/(loss) attributable to our equity method investments companies	29,135,272	66,427,909	(2,352,388,839)	(127,465,948)
Add: Equity dilution impact	26,418,800	20,577,432	—	(8,314,364)
Add: Gain/(loss) from disposal of equity investments, including the remeasurement gain/(loss) from previously held equity investments in step acquisitions	592,742	100,185,800	2,352,388,839	—
Equity in income/(loss) of affiliates	56,146,814	187,191,141	—	(135,780,312)

	As of December 31,
	2013	2014	2015
Balance sheet data:
Current assets	1,633,265,014	1,383,806,709	9,433,080,372	4,091,410,052
Long-term assets	7,760,394,239	9,377,157,121	1,072,464,782	10,102,034,376
Current liabilities.	1,790,122,457	1,771,565,291	10,442,341,153	4,043,523,264
Long-term liabilities.	3,292,033,000	3,549,170,630	93,019,969	466,730,372
Non-controlling interests.	19,429,000	15,188,000	5,282,358	76,928,317

Qunar
INVESTMENTS
Carrying amount and unrealized securities holding profit for equity method investment

2015
RMB
Investment cost	21,698,582,100
Foreign currency translation	430,780,926
Total investment cost	22,129,363,026

Value booked under equity method
Share of cumulative loss	(2,352,388,839)
Amortization of outside difference, net of tax	(25,849,397)
Carrying value of the investment at the date prior to the consolidation	19,751,124,790

eLong
INVESTMENTS
Carrying amount and unrealized securities holding profit for equity method investment

2015
RMB
Investment cost	2,615,954,303
Foreign currency translation	116,898,432

Total investment cost	2,732,852,735

Value booked under equity method
Share of cumulative loss	(98,560,550)
Amortization of outside difference, net of tax	(2,146,788)

Total booked value under equity method.	(100,707,338)

Net book value as of December 31, 2015	2,632,145,397

Homeinns
INVESTMENTS
Carrying amount and unrealized securities holding profit for equity method investment

	2014	2015
	RMB	RMB
Investment cost
Balance at beginning of year	554,626,285	568,679,251
Foreign currency translation	14,052,966	16,547,456

Total investment cost	568,679,251	585,226,707

Value booked under equity method
Share of cumulative profit	357,085,613	403,234,118
Amortization of outside difference, net of tax	(22,799,936)	(26,687,447)

Total booked value under equity method.	334,285,677	376,546,671

Net book value	902,964,928	961,773,378